CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Disclosure of detailed information about change in policy affected financial position, financial performance, and cash flows of the company [Table Text Block]

Consolidated statement of financial position as at January 1, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Non-current assets
Exploration and evaluation assets	$13,994,090	$(12,373,624)	$1,620,466

Shareholders' equity
Deficit	$(7,191,633)	$(12,373,624)	$(19,565,257)

Consolidated statement of financial position as at December 31, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Non-current assets
Exploration and evaluation assets	$31,615,763	$(26,427,388)	$5,188,375

Shareholders' equity
Deficit	$(12,963,183)	$(26,427,388)	$(39,390,571)

Consolidated statement of loss and comprehensive loss for the year ended December 31, 2018

		Effect of change	As restated under
	As previously	in accounting	new accounting
	reported	policy	policy

Exploration and evaluation expenditures	$-	$14,403,711	$14,403,711
Impairment	$642,283	$(349,947)	$292,336

Loss and comprehensive loss for the year	$(5,771,550)	$(14,053,764)	$(19,825,314)

Basic and diluted comprehensive loss per common share	$(0.08)		$(0.28)

Consolidated statement of cash flows for the year ended December 31, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Cash flows from operating activities
Loss and comprehensive loss for the year	$(5,771,550)	$(14,053,764)	$(19,825,314)
Items not affecting cash:
Depreciation	3,971	54,762	58,733
Impairment	642,283	(349,947)	292,336
Share-based compensation	2,544,834	437,021	2,981,855

Accounts payable and accrued liabilities	266,882	204,994	471,876

Net cash used in operating activities	(5,329,424)	(13,706,934)	(19,036,358,)

Cash flows from investing activities
Exploration and evaluation assets	(17,010,194)	13,706,934	(3,303,260)

Net cash used in investing activities	(16,956,488)	13,706,934	(3,249,554)

Change in cash and cash equivalents, during the year	$33,897,418	$-	$33,897,418

Disclosure of detailed information about adoption of new accounting policy - leases [Table Text block]

			As reported under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Property and equipment	$1,302,884	$645,052	$1,947,936
Lease liability (current)	-	(173,093)	(173,093)
Lease liability (non-current)	-	(471,959)	(471,959)
	$1,302,884	$-	$1,302,884

Operating lease obligations as at December 31, 2018	$830,425
Low value lease	(3,390)
Effect from discounting at the incremental borrowing rate as at January 1, 2019	(181,983)
Lease liability due to initial application of IFRS 16 at January 1, 2019	$645,052

Disclosure of detailed information about lease liabilities [Table Text Block]
Lease liabilities	December 31, 2019
Lease liabilities	$532,348
Less: current portion	(175,620)
Long-term portion	$356,728

Disclosure of detailed information about maturity analysis of undiscounted operating lease payments [Table Text Block]
Undiscounted lease payments	December 31, 2019
Not later than 1 year	$189,050
Later than 1 year and not later than 5 years	437,249
$626,299